Restricted cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Restricted Cash [Line Items]
Restricted cash	$ 318		$ 402
Long-term restricted cash (related to CIRR deposits and loan facility)	150		218
Short-term restricted cash	168		184
CIRR Deposits
Restricted Cash [Line Items]
Restricted cash	197	[1]	270	[1]
Margin Calls Related to Share Forward Agreements
Restricted Cash [Line Items]
Restricted cash	72		69
Restricted Deposit Related to Loan Facility
Restricted Cash [Line Items]
Restricted cash	0		5
Tax Withholding Deposits
Restricted Cash [Line Items]
Restricted cash	$ 49		$ 58

[1]	CIRR deposits are cash deposited with commercial banks, which match Commercial Interest Reference Rate ("CIRR") loans from Eksportfinans ASA, the Norwegian export credit agency (See Note 23 to the consolidated financial statements included herein). The deposits are used to make repayments of the CIRR loans.